Basis of presentation - Schedule of financial statements amounts and balances of the Group's VIEs and subsidiaries of VIEs (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General information, recapitalization and basis of presentation.
Total current assets		¥ 7,658,807	¥ 7,858,622
Total non-current assets		2,268,514	1,523,987
Total assets		9,927,321	9,382,609
Total current liabilities		4,939,916	5,122,390
Total non-current liabilities		466,864	429,131
Total liabilities		5,406,780	5,551,521
Total revenue		2,327,846	1,413,489	¥ 581,912
Net loss		(1,687,512)	(1,190,285)	(606,956)
Net cash used in operating activities		(1,817,454)	(489,237)	(228,685)
Net cash (used in)/generated from investing activities		570,839	(5,805,478)	(126,841)
Net cash generated from financing activities		1,754,557	5,999,403	1,125,135
Net increase /(decrease) in cash and cash equivalents		507,942	(295,312)	769,609
Cash and cash equivalents, beginning of the year		565,027	847,767	78,158
Cash and cash equivalents at the end of year		1,077,875	565,027	847,767
Shenzhen CA
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	98.90%
VIEs
General information, recapitalization and basis of presentation.
Registered capital, capital reserve and PRC statutory reserves		1,254,000	1,208,000
Total current assets		5,108,805	5,200,044
Total non-current assets		942,638	609,798
Total assets		6,051,443	5,809,842
Total current liabilities		6,844,076	5,679,863
Total non-current liabilities		318,775	74,464
Total liabilities		7,162,851	5,754,327
Total revenue		2,137,890	1,344,412	581,912
Net loss		(1,284,223)	(15,264)	(605,733)
Net cash used in operating activities		(1,602,568)	(649,200)	(280,216)
Net cash (used in)/generated from investing activities		552,837	(2,262,895)	(125,741)
Net cash generated from financing activities		1,173,363	2,606,830	744,309
Net increase /(decrease) in cash and cash equivalents		123,632	(305,265)	338,352
Cash and cash equivalents, beginning of the year		111,245	416,510	78,158
Cash and cash equivalents at the end of year		¥ 234,877	¥ 111,245	¥ 416,510